OTHER RECEIVABLES, NET (Details Narrative)	12 Months Ended
Dec. 31, 2023 USD ($)
Yiang [Member]
Defined Benefit Plan Disclosure [Line Items]
Payment of refundable deposit	$ 5,893,057
Zhongrun [Member]
Defined Benefit Plan Disclosure [Line Items]
Payment of refundable deposit	$ 84,714